Commitments - Contingent fees (Details) - GBP (£)	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Contingent fees
Additional fees payable, first team squad	£ 57,130,000
Additional fees payable, other	9,054,000
Additional fees payable	66,184,000	£ 66,411,000	£ 62,446,000
Probable effect of contingent assets	2,063,000	£ 2,392,000	£ 547,000
MUFC appearances/team success/new contract
Contingent fees
Additional fees payable, first team squad	28,268,000
Additional fees payable, other	8,675,000
Additional fees payable	36,943,000
International appearances
Contingent fees
Additional fees payable, first team squad	10,954,000
Additional fees payable, other	47,000
Additional fees payable	11,001,000
Other
Contingent fees
Additional fees payable, first team squad	17,908,000
Additional fees payable, other	332,000
Additional fees payable	£ 18,240,000